Loan Credit Agreement with Related Party (Details 2) (Loan Credit Agreement [Member])	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Loan Credit Agreement [Member]
Note5LoanCreditAgreementwithRelatedPartyDetailsValuationAssumptionsLineItems [Line Items]
Dividend rate	0.00%	0.00%
Risk-free rate	2.10%	2.50%
Expected life (years)	6 years 2 months 12 days	6 years 8 months 12 days
Expected volatility	29.30%	27.00%